Share-Based Payment Plans	12 Months Ended
Dec. 31, 2024
Share-based payment arrangements [Abstract]
Share-Based Payment Plans	Share-Based Payment Plans
The Company has the following share-based payment plans:
A. Performance Share Unit (PSU) and Restricted Share Unit (RSU) Plan
Under the Share Unit Plan, grants of PSUs and RSUs may be made annually, but are measured and assessed over a three-year performance period. Grants are determined as a percentage of participants’ base pay and are converted to PSUs or RSUs on the basis of the Company’s common share price at the time of grant. Vesting of PSUs is subject to achievement over a three-year period of specific performance measures that are established at the time of each grant. RSUs are subject to a three-year cliff-vesting requirement. RSUs and PSUs track the Company’s share price over the three-year period and accrue dividends as additional units at the same rate as dividends paid on the Company’s common shares.
The pre-tax compensation expense related to PSUs and RSUs in 2024 was $23 million (2023 — $21 million, 2022 — $20 million), which is included in OM&A in the Consolidated Statements of Earnings.
B. Deferred Share Unit (DSU) Plan
Under the Share Unit Plan, members of the Board and executives may, at their option, purchase DSUs using certain components of their fees or pay. A DSU is a notional share that has the same value as one common share of the Company and fluctuates based on the changes in the value of the Company’s common shares in the marketplace. DSUs accrue dividends as additional DSUs at the same rate as dividends are paid on the Company’s common shares. DSUs are redeemable in cash and may not be redeemed until the termination or retirement of the director or executive from the Company.
The Company accrues a liability and expense for the appreciation in the common share value in excess of the DSU’s purchase price and for dividend equivalents earned.
The pre-tax compensation expense related to the DSUs was $8 million in 2024 (2023 — $1 million, 2022 — nil).
C. Stock Option Plan
In 2024, the Company granted executive officers of the Company a total of 0.7 million stock options with a weighted average exercise price of $10.88 that vest over a three-year period and expire seven years after issuance (2023 — 0.4 million stock options at $12.02; 2022 — 0.3 million stock options at $12.66). The expense recognized relating to these grants during 2024 was approximately $1 million (2023 — approximately $1 million, 2022 — approximately $1 million).
The total options outstanding and exercisable under the Stock Option Plan at Dec. 31, 2024, are outlined below:

	Options outstanding
Range of exercise prices ($ per share)	Number of options (millions)(1)	Weighted average remaining contractual life (years)	Weighted average exercise price ($ per share)
9.28-12.67	1.6	4.67	10.97
(1)Includes 0.7 million options exercisable as at Dec. 31, 2024.